United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F cover page


Report for the Calendar Year or Quarter Ended: March 31, 1999
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (check only one): 	[X  ] is a restatement.
					[   ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		Salem Capital Management
Address:	200 Unicorn Park Drive
		Woburn, MA  01801

Form 13F File Number:	28-03625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting Manager:

Name:		Helene C. Brodette
Title:		Systems Manager
Phone:		781-932-9005
Signature, Place, and Date of Signing

/s/ Helene C. Brodette	Woburn, MA	August 14, 2008

Report Type (check only one):

[ X ]	13F Holdings Report

[   ]	13F Notice

[   ]	13f combination report

Form 13F summary page


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	84

Form 13F Information Table Value Total:	98846 (X$1000)



List of Other Included Managers:  NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -----
 KMART CV PFD                   PFD CV           498778208      529     8750 SH       SOLE                   7250              1500
 Nuevo Financing CP A           PFD CV           670511203      222     6950 SH       SOLE                   5250              1700
 USX CV PFD A                   PFD CV           902905819     1440    29350 SH       SOLE                  14550             20400
 Western Gas CV PFD             PFD CV           958259301      381    12300 SH       SOLE                   3800              8500
 Abbott Laboratories            COM              002824100      843    18000 SH       SOLE                   8000             10000
 Allegheny Energy               COM              017361106     1518    51450 SH       SOLE                  18450             42000
 American Express               COM              025816109     5220    44331 SH       SOLE                  16600             33731
 American Home Prods.           COM              026609107      339     5196 SH       SOLE                                     5196
 American Int'l Group           COM              026874107     1714    14206 SH       SOLE                   4517              9689
 American Tower Systems         COM              029912201     1676    68400 SH       SOLE                  15700             52700
 Apache                         COM              037411105     1728    66300 SH       SOLE                  26300             52000
 Automatic Data Proc            COM              053015103      331     8000 SH       SOLE                                     8000
 AvalonBay REIT                 COM              053484101     2394    75104 SH       SOLE                  23816             58202
 BP Amoco PLC ADR               COM              055622104      519     5143 SH       SOLE                   2697              2446
 Baltimore Gas & Elec           COM              059165100      222     8750 SH       SOLE                   1500              7250
 BellSouth                      COM              079860102      342     8526 SH       SOLE                   2000              6526
 Berkshire Hathaway CL B        COM              084670207      907      386 SH       SOLE                     42               344
 Boston Properties              COM              101121101      440    13900 SH       SOLE                   1000             12900
 Cabot Corp                     COM              127055101     1680    79050 SH       SOLE                  28300             59750
 Carter Wallace                 COM              146285101     1150    63900 SH       SOLE                  23200             40700
 Chase Manhattan                COM              16161A108     1758    21600 SH       SOLE                  13700             12100
 Chateau Communities            COM              161726104     1659    60318 SH       SOLE                  21300             47018
 Chevron                        COM              166751107      256     2880 SH       SOLE                    800              2080
 Cintas Corp                    COM              172908105      523     8000 SH       SOLE                                     8000
 Circuit City Stores            COM              172737108      241     3150 SH       SOLE                   1000              2150
 Cisco Systems                  COM              17275R102      405     3700 SH       SOLE                    950              2750
 Clear Channel                  COM              184502102      751    11200 SH       SOLE                   1600              9600
 Comcast CL A                   COM              200300101     1085    17650 SH       SOLE                   3800             13850
 Community Bank                 COM              203607106      288    12100 SH       SOLE                   2000             10100
 Connecticut Energy             COM              207567108     1172    48350 SH       SOLE                  13700             45650
 Cornerstone Propane            COM              218916104      220    13900 SH       SOLE                   2800             11100
 Cox Communications             COM              224044107     1422    18800 SH       SOLE                   5000             13800
 Deere & Co.                    COM              244199105      444    11500 SH       SOLE                   7000              9500
 Duke Realty                    COM              264411505      470    21850 SH       SOLE                   9450             12400
 Dun & Bradstreet Corp.         COM              26483B106     2373    66622 SH       SOLE                  26500             49422
 E.I. DuPont                    COM              263534109     2218    38200 SH       SOLE                   5000             33200
 Enron Oil & Gas Co.            COM              293562104     1526    91800 SH       SOLE                  29500             74300
 Exxon Corp.                    COM              302290101      462     6544 SH       SOLE                                     6544
 Ford Motor                     COM              345370100     2647    46688 SH       SOLE                  17000             36588
 Furniture Brands               COM              360921100     1195    54000 SH       SOLE                  17200             45800
 GTE Corp.                      COM              362320103      745    12308 SH       SOLE                   1500             10808
 General Electric               COM              369604103     5039    45549 SH       SOLE                  17800             27749
 General Mills                  COM              370334104      758    10032 SH       SOLE                   2453              7579
 HSB Group Inc.                 COM              40428N109      466    12550 SH       SOLE                   8200              4350
 Halliburton Co.                COM              406216101     1977    51350 SH       SOLE                  22900             37450
 Haverty Furniture              COM              419596101     2413    95100 SH       SOLE                  37500             71600
 Hewlett-Packard                COM              428236103     2131    31420 SH       SOLE                  13700             21720
 Home Depot Inc.                COM              437076102     1652    26540 SH       SOLE                   6300             20240
 Int'l Bus Machines             COM              459200101      258     1456 SH       SOLE                                     1456
 Johnson & Johnson              COM              478160104     1072    11460 SH       SOLE                   4500              6960
 KN Energy Inc.                 COM              482620101     1116    56000 SH       SOLE                  15750             47000
 Kimball Intl CL B              COM              494274103      205    13800 SH       SOLE                   4000              9800
 Kimberly-Clark                 COM              494368103     1946    40600 SH       SOLE                  14000             31600
 Lafarge                        COM              505862102     1820    65000 SH       SOLE                  28900             48100
 Mallinckrodt, Inc.             COM              561232109     1588    59650 SH       SOLE                  20500             46150
 Mark IV                        COM              570387100      476    36600 SH       SOLE                  14800             21800
 Massbank                       COM              576152102      675    17832 SH       SOLE                   4333             13499
 Merck & Co.                    COM              589331107     2307    28790 SH       SOLE                   9920             18870
 Microsoft                      COM              594918104     1948    21740 SH       SOLE                   4000             17740
 Mitchell Energy & Dev B        COM              606592301      940    75200 SH       SOLE                  23800             66400
 Motorola                       COM              620076109      337     4606 SH       SOLE                    306              4300
 Noble Affiliates               COM              654894104      884    30500 SH       SOLE                  11100             19400
 Nthwest Natural Gas            COM              667655104     1503    68725 SH       SOLE                  13900             54825
 Ocean Energy Inc.NEW           COM              67481E106      485    71220 SH       SOLE                  19080             52140
 Paychex Inc                    COM              704326107      814    17150 SH       SOLE                   1750             15400
 Pfizer Inc.                    COM              717081103     1460    10524 SH       SOLE                   4824              5700
 Potomac Electric               COM              737679100     1747    75350 SH       SOLE                  25750             59100
 Regions Financial              COM              758940100     3101    89560 SH       SOLE                  31270             73590
 Rouge Industries CL A          COM              779088103      214    24500 SH       SOLE                  20000             17500
 SBC Communications             COM              78387G103      221     4674 SH       SOLE                                     4674
 SCANA Corp                     COM              805898103     1650    76100 SH       SOLE                  22800             62300
 Schering Plough                COM              806605101      227     4100 SH       SOLE                                     4100
 Schlumberger Ltd               COM              806857108      785    13050 SH       SOLE                   3000             10050
 Snyder Oil                     COM              833482102     1520   102590 SH       SOLE                  28366             74224
 Sysco                          COM              871829107      669    25442 SH       SOLE                   4000             21442
 TCF Financial                  COM              872275102      553    21200 SH       SOLE                   4200             17000
 Time Warner                    COM              887315109      394     5560 SH       SOLE                   1560              4000
 Travelers PPTY                 COM              893939108     1246    34850 SH       SOLE                   4750             30100
 USEC                           COM              90333E108      353    25900 SH       SOLE                  15500             10400
 Warner Lambert Co.             COM              934488107      279     4212 SH       SOLE                   3612               600
 Williams-Sonoma                COM              969904101      390    13800 SH       SOLE                   4000              9800
 Yankee Energy                  COM              984779108     1914    83000 SH       SOLE                  27500             65500
 Berkshire Hathaway CL B        COM              084670207     2156      917 SH       SOLE                                      917
 Int'l Business Mach            COM              459200101     1702     9604 SH       SOLE                   9604